HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of detailed information about hedging assets

		31 December 2020	31 December 2019
Hedging instrument	Location – statement of financial position	€ million	€ million
Assets:
Derivatives designated as hedging instruments:
Commodity contracts	Non-current derivative assets	6	3
Deal contingent forward	Current derivative assets	24	—
Foreign currency contracts	Current derivative assets	3	6
Commodity contracts	Current derivative assets	13	4
	Total	46	13
Derivatives not designated as hedging instruments:
Commodity contracts	Current derivative assets	—	2
	Total	—	2
Total assets		46	15
Liabilities:
Derivatives designated as hedging instruments:
Foreign currency contracts	Non-current derivative liabilities	6	9
Commodity contracts	Non-current derivative liabilities	9	4
Foreign currency contracts	Current derivative liabilities	38	10
Commodity contracts	Current derivative liabilities	24	17
	Total	77	40
Derivatives not designated as hedging instruments:
Foreign currency contracts	Current derivative liabilities	—	1
	Total	—	1
Total liabilities		77	41

Disclosure of detailed information about hedging liabilities

		31 December 2020	31 December 2019
Hedging instrument	Location – statement of financial position	€ million	€ million
Assets:
Derivatives designated as hedging instruments:
Commodity contracts	Non-current derivative assets	6	3
Deal contingent forward	Current derivative assets	24	—
Foreign currency contracts	Current derivative assets	3	6
Commodity contracts	Current derivative assets	13	4
	Total	46	13
Derivatives not designated as hedging instruments:
Commodity contracts	Current derivative assets	—	2
	Total	—	2
Total assets		46	15
Liabilities:
Derivatives designated as hedging instruments:
Foreign currency contracts	Non-current derivative liabilities	6	9
Commodity contracts	Non-current derivative liabilities	9	4
Foreign currency contracts	Current derivative liabilities	38	10
Commodity contracts	Current derivative liabilities	24	17
	Total	77	40
Derivatives not designated as hedging instruments:
Foreign currency contracts	Current derivative liabilities	—	1
	Total	—	1
Total liabilities		77	41

Disclosure of detailed information about hedging instruments	The following table summarises the Group’s outstanding cash flow hedges by risk category as at the dates presented (all contracts denominated in a foreign currency have been converted into euros using the respective year end spot rate):

	Notional maturity profile
	Total	Less than 1 year	1 to 3 years	3 to 5 years
Cash flow hedges	€ million	€ million	€ million	€ million
Foreign currency	1,255	227	1,028	—
Commodity	237	212	25	—
As at 31 December 2018	1,492	439	1,053	—
Foreign currency	1,211	643	568	—
Commodity	459	246	213	—
As at 31 December 2019	1,670	889	781	—
Deal contingent foreign currency forwards	3,000	3,000	—	—
Foreign currency	706	570	136	—
Commodity	677	403	274	—
As at 31 December 2020	4,383	3,973	410	—

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting
The following table summarises the net of tax effect for cash flow hedges that settled for the periods presented within the consolidated income statement:

		Amount of (gain)/loss reclassified from the hedging reserve into profit
		31 December 2020	31 December 2019	31 December 2018
Cash flow hedging instruments	Location – income statement	€ million	€ million	€ million
Foreign currency contracts	Cost of sales	1	—	4
Commodity contracts	Cost of sales	(33)	(17)	—
Commodity contracts	Selling and distribution expenses	(3)	—	—
Foreign currency contracts(A)	Non-operating items	23	18	43
Total		(12)	1	47
(A) The (gain)/loss recognised on these currency contracts is offset by the (gain)/loss recognised on the remeasurement of the underlying debt instruments; therefore, there is a minimal consolidated net effect in non-operating items on the consolidated income statement.

Disclosure of gains (losses) recognized from non-designated derivative financial instruments	The following table summarises the gains (losses) recognised from non-designated derivative financial instruments in the consolidated income statement for the years presented:

		31 December 2020	31 December 2019	31 December 2018
Non-designated hedging instruments	Location – income statement	€ million	€ million	€ million
Commodity contracts	Cost of sales	—	—	1
Commodity contracts	Selling and distribution expenses	(12)	5	—
Foreign currency contracts(A)	Non-operating items	(4)	(2)	(4)
Total		(16)	3	(3)
(A) The gain/(loss) recognised on these currency contracts is offset by the gain/(loss) recognised on the remeasurement of the underlying hedged items; therefore, there is a minimal consolidated net effect in non-operating items on the consolidated income statement